FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade Receivables Aging (Details) - Trade receivables - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Trade receivable	$ 1,094.5	$ 1,019.1
0-60 days
Disclosure of provision matrix [line items]
Trade receivable	846.8	787.8
61-90 days
Disclosure of provision matrix [line items]
Trade receivable	111.3	103.7
91+ days
Disclosure of provision matrix [line items]
Trade receivable	$ 136.4	$ 127.6